FUTURE POLICY BENEFITS, POLICY AND CONTRACT CLAIMS AND POLICYHOLDERS' ACCOUNT BALANCES	6 Months Ended
Jun. 30, 2022
Insurance Reserve [Abstract]
FUTURE POLICY BENEFITS, POLICY AND CONTRACT CLAIMS AND POLICYHOLDERS' ACCOUNT BALANCES	FUTURE POLICY BENEFITS, POLICY AND CONTRACT CLAIMS AND POLICYHOLDERS' ACCOUNT BALANCES
The Company’s future policy benefits and policy, contract claims and policyholders account balances are as follows:

AS AT JUN. 30, 2022 AND DEC. 31, 2021 US$ MILLIONS	2022	2021
Gross	$30,086	$8,497
Reinsurance assets	(576)	(169)
Total insurance reserves	$29,510	$8,328
Reinsurance assets reflect immediate and deferred annuity payments ceded under the reinsurance arrangements.
The following table summarizes the movement between insurance reserves for the periods ended June 30, 2022 and June 30, 2021 by its major components:

Future Policy Benefits
FOR THE THREE MONTHS ENDED JUN. 30 2022 US$ MILLIONS	Life	Annuities	Health	Gross reserves	Reinsurance assets	Net
Beginning of period	$—	$8,512	$—	$8,512	$148	$8,364
Changes during the period
Acquisition from business combination	3,459	1,627	46	5,132	7	5,125
New business	1	1,228	—	1,229	—	1,229
Normal changes	(236)	(169)	—	(405)	95	(500)
Management actions and changes in assumptions	—	16	—	16	—	16
	3,224	2,702	46	5,972	102	5,870
Impact of foreign exchange[1]	—	(74)	—	(74)	(4)	(70)
Balance at end of period	$3,224	$11,140	$46	$14,410	$246	$14,164

Future Policy Benefits
FOR THE SIX MONTHS ENDED JUN. 30 2022 US$ MILLIONS	Life	Annuities	Health	Gross reserves	Reinsurance assets	Net
Beginning of period	$—	$8,497	$—	$8,497	$169	$8,328
Changes during the period
Acquisition from business combination	3,459	1,627	46	5,132	7	5,125
New business	1	1,535	—	1,536	—	1,536
Normal changes	(236)	(520)	—	(756)	73	(829)
Management actions and changes in assumptions	—	53	—	53	—	53
	3,224	2,695	46	5,965	80	5,885
Impact of foreign exchange[1]	—	(52)	—	(52)	(3)	(49)
Balance at end of period	$3,224	$11,140	$46	$14,410	$246	$14,164

Future Policy Benefits
FOR THE THREE MONTHS ENDED JUN. 30 2021 US$ MILLIONS	Life	Annuities	Health	Gross reserves	Reinsurance assets	Net
Beginning of period	$—	$1,264	$—	$1,264	$178	$1,086
Changes during the period
New business	—	52	—	52	—	52
Normal changes	—	6	—	6	(4)	10
Management actions and changes in assumptions	—	1	—	1	(1)	2
	—	59	—	59	(5)	64
Impact of foreign exchange[1]	—	16	—	16	3	13
Balance at end of period	$—	$1,339	$—	$1,339	$176	$1,163

Future Policy Benefits
FOR THE SIX MONTHS ENDED JUN. 30 2021 US$ MILLIONS	Life	Annuities	Health	Gross reserves	Reinsurance assets	Net
Beginning of period	$—	$1,339	$—	$1,339	$190	$1,149
Changes during the period
New business	—	55	—	55	—	55
Normal changes	—	(94)	—	(94)	(18)	(76)
Management actions and changes in assumptions	—	5	—	5	(2)	7
	—	(34)	—	(34)	(20)	(14)
Impact of foreign exchange[1]	—	34	—	34	6	28
Balance at end of period	$—	$1,339	$—	$1,339	$176	$1,163

Policy and contract claims
FOR THE THREE AND SIX MONTHS ENDED JUN. 30 2022 US$ MILLIONS	Gross reserves	Reinsurance assets	Net
Beginning of period	$—	$—	$—
Changes during the period
Acquisition from business combination	1,706	116	1,590
New business	—	—	—
Normal changes	12	211	(199)
Management actions and changes in assumptions	16	3	13
	1,734	330	1,404
Balance at end of period	$1,734	$330	$1,404
1.Foreign currency translation reported as a separate component of other comprehensive income.
The following table presents movement in Policyholders’ account balances:

	Three Months Ended		Six Months Ended
FOR THE THREE AND SIX MONTHS ENDED JUN. 30 2022 US$ MILLIONS	2022	2021	2022	2021
Beginning of period	$—	$—	$—	$—
Changes during the period
Acquisition from business combination	13,939	—	13,939	—
Policyholders' account deposits	141	—	141	—
Interest credited to policyholders' account balances	5	—	5	—
Policyholders' account withdrawals	(112)	—	(112)	—
Charges to policyholders' account balances	(31)	—	(31)	—
Balance at end of period	$13,942	$—	$13,942	$—
Under fair value accounting required by our Canadian PRT business, movement in the fair value of the supporting assets is a primary driver of the movement of insurance reserves. In a duration matched portfolio, changes in the fair value of assets are largely offset by corresponding changes in the fair value of liabilities. The change in the value of the insurance reserves associated with the change in the value of the supporting assets is included within normal changes above. The insurance reserve from reinsurance activities is not sensitive to the fair value of the supporting assets under US GAAP reserve methodology.
The increases in future policy benefits during the three months ended and six months ended June 30, 2022 were mainly due to the impact of the acquisition of American National of $5.1 billion and the new business of $1.2 billion and $1.5 billion, offset by the negative impact of normal changes of $500 million and $829 million respectively, which was primarily driven by the market value changes from increases in interest rates. Management actions and changes in assumptions increased future policy benefits by $16 million for the three months ended and $53 million for the six months ended June 30, 2022, resulting in net increases in future policy benefits, before the negative impact of foreign exchange of $70 million and $49 million respectively.
For the three and six months ended June 30, 2022, the policy and contract claims increased by $1.4 billion primarily driven by the additions from the acquisition of American National.

The acquisition of American National resulted in negative VOBA of $781 million related to the life and annuity business, and has been recognized in the Company's future policy benefits (life and annuities) and policyholders' account balances. Negative VOBA is amortized over 30 years using the straight-line method. Amortized negative VOBA revenue of $2 million was recorded since the acquisition date and we expect to record an additional $12 million for the remainder of 2022.